PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014
Depreciation	$ 414,623	$ 74,053
General and Administrative Expense [Member]
Depreciation	162,150	35,812
Construction in Progress [Member]
Depreciation	$ 252,473	$ 38,241